PGIM Target Date 2040 Fund Annual Fund Operating Expenses - PGIM Target Date 2040 Fund	Jul. 31, 2026
R1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.10%	[1]
Component2 Other Expenses	0.92%
Other Expenses (as a percentage of Assets):	1.02%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	1.85%
Fee Waiver or Reimbursement	(0.85%)
Net Expenses (as a percentage of Assets)	1.00%	[2]
R2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.10%	[1]
Component2 Other Expenses	1.03%
Other Expenses (as a percentage of Assets):	1.13%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	1.71%
Fee Waiver or Reimbursement	(0.96%)
Net Expenses (as a percentage of Assets)	0.75%	[2]
R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.10%
Component1 Other Expenses	0.10%	[1]
Component2 Other Expenses	0.71%
Other Expenses (as a percentage of Assets):	0.81%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.64%)
Net Expenses (as a percentage of Assets)	0.60%	[2]
R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%	[1]
Component2 Other Expenses	3.58%
Other Expenses (as a percentage of Assets):	3.68%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	4.01%
Fee Waiver or Reimbursement	(3.51%)
Net Expenses (as a percentage of Assets)	0.50%	[2]
R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	0.63%	[3]
Other Expenses (as a percentage of Assets):	0.63%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.56%)
Net Expenses (as a percentage of Assets)	0.40%	[2]
R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	0.38%
Other Expenses (as a percentage of Assets):	0.38%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.71%
Fee Waiver or Reimbursement	(0.46%)
Net Expenses (as a percentage of Assets)	0.25%	[2]

[1]	“Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.
[2]	PGIM Investments LLC (“PGIM Investments” or the “Manager”) has contractually agreed to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.00% of average daily net assets for Class R1 shares, 0.75% of average daily net assets for Class R2 shares, 0.60% of average daily net assets for Class R3 shares, 0.50% of average daily net assets for Class R4 shares, 0.40% of average daily net assets for Class R5 shares, and 0.25% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. This waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of the Fund’s Board of Trustees.
[3]	Other expenses have been updated from the most recent annual report to reflect current expenses.